Product warranties and recalls and other safety measures (Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Product Liability Contingency [Line Items]
Liabilities for recalls and other safety measures at beginning of year	¥ 755,050	¥ 680,475	¥ 566,406
Payments made during year	(347,861)	(357,447)	(207,652)
Provision for recalls and other safety measures	524,100	421,618	315,574
Other	(5,814)	10,404	6,147
Liabilities for recalls and other safety measures at end of year	¥ 925,475	¥ 755,050	¥ 680,475